Consolidated Statements of Changes in Equity - USD ($)	Total	Equity attributable to owners of the Company	Ordinary Shares	Treasury Shares	Additional paid-in capital	Retained earnings	Foreign currency translation reserve	Non— controlling interests
Beginning balance (in shares) at Dec. 31, 2022			168,142,740	0
Beginning balance at Dec. 31, 2022	$ 234,066,470	$ 200,814,005	$ 168,142,740	$ 0	$ 0	$ 64,739,312	$ (32,068,047)	$ 33,252,465
Profit (loss) for the year	7,156,005	3,139,333				3,139,333		4,016,672
Other comprehensive income (loss)	18,373,064	18,373,064					18,373,064
Total comprehensive income (loss) for the year	25,529,069	21,512,397				3,139,333	18,373,064	4,016,672
Capital contributions from non-controlling interests	5,870,314							5,870,314
Distributions to non-controlling interests	(4,522,936)							(4,522,936)
Ending balance at Dec. 31, 2023	260,942,917	222,326,402	$ 168,142,740	$ 0	0	67,878,645	(13,694,983)	38,616,515
Ending balance (in shares) at Dec. 31, 2023			168,142,740	0
Profit (loss) for the year	(19,426,051)	(29,285,428)				(29,285,428)	0	9,859,377
Other comprehensive income (loss)	(12,985,112)	(12,985,112)					(12,985,112)
Total comprehensive income (loss) for the year	(32,411,163)	(42,270,540)				(29,285,428)	(12,985,112)	9,859,377
Impact of reverse capitalization (in shares)			(141,830,740)
Impact of reverse capitalization	0		$ (168,140,109)		168,140,109
Issuance of shares to TWOA shareholders upon reverse capitalization (in shares)			3,897,747
Issuance of shares to TWOA shareholders upon reverse capitalization	(2,753,720)	(2,753,720)	$ 390		(2,754,110)
Issuance of shares to PIPE Investor (in shares)			1,500,000
Issuance of shares to PIPE Investor	15,000,000	15,000,000	$ 150		14,999,850
Foreclosure of the collateralized LLP Shares held by LLI upon Closing	(9,765,972)	(9,765,972)			(9,765,972)
Listing expense	44,469,613	44,469,613			44,469,613
Share-based payments (net of tax)	2,060,666	2,060,666			2,060,666
Repurchase of treasury shares (in shares)				(126,834)
Repurchase of treasury shares	(1,242,773)	(1,242,773)		$ (1,242,773)
Issuance of shares to service provider (in shares)			90,000
Issuance of shares to service provider	1,141,200	1,141,200	$ 9		1,141,191
Capital contributions from non-controlling interests	3,303,450							3,303,450
Distributions to non-controlling interests	(9,942,800)							(9,942,800)
Ending balance at Dec. 31, 2024	270,801,418	228,964,876	$ 3,180	$ (1,242,773)	218,291,347	38,593,217	(26,680,095)	41,836,542
Ending balance (in shares) at Dec. 31, 2024			31,799,747	(126,834)
Profit (loss) for the year	16,108,820	10,496,847				10,496,847		5,611,973
Other comprehensive income (loss)	17,089,304	17,089,304					17,089,304
Total comprehensive income (loss) for the year	33,198,124	27,586,151				10,496,847	17,089,304	5,611,973
Share-based payments (net of tax)	$ 1,945,758	1,945,758			1,945,758
Shares issued for vested RSUs (in shares)			102,910
Shares issued for vested RSUs			$ 10		(10)
Repurchase of treasury shares (in shares)	(249,194)			(249,194)
Repurchase of treasury shares	$ (2,030,382)	(2,030,382)		$ (2,030,382)
Retirement of treasury shares (in shares)	126,834		(126,834)	126,834
Retirement of treasury shares	$ 1,242,773		$ (13)	$ 1,242,773	(1,242,760)
Issuance of shares to service provider (in shares)			91,186
Issuance of shares to service provider	0	0	$ 9		(9)
Acquisition of investment properties	19,715,120	197,151			197,151			19,517,969
Capital contributions from non-controlling interests	3,713,665							3,713,665
Distributions to non-controlling interests	(2,775,413)							(2,775,413)
Ending balance at Dec. 31, 2025	$ 324,568,290	$ 256,663,554	$ 3,186	$ (2,030,382)	$ 219,191,477	$ 49,090,064	$ (9,590,791)	$ 67,904,736
Ending balance (in shares) at Dec. 31, 2025			31,867,009	(249,194)